Events after the end of the reporting period (Details) - Global exclusive license agreement with Novartis [member] € in Millions	Jul. 19, 2018 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Future upfront payments	€ 95
Potential future milestone payments	€ 850